UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management LP

Address:  Royal Bank Plaza, South Tower
	  200 Bay Street, Suite 2700, PO Box 27
          Toronto, Ontario Canada
          M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven Rostowsky
Title: Chief Financial Officer
Phone: 416-943-4369

Signature, Place, and Date of Signing:

 Steven Rostowsky    Toronto, Ontario, Canada    May 13, 2010


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 136

Form 13F Information Table Value Total: $508,474  (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


						FORM 13F INFORMATION TABLE

Name Of Issuer               Title  Cusip   Value USD   Shares or  Sh/ Put/ InvestmOtherVoting Authority
                             Class          (x$1000)     Prn Amt  Prn Call DiscretMgrs      Sole  Shared      None

Advantage Oil & Gas Ltd.      Com  00765F10     2,506     370,000 sh         Sole         350,000            20,000
Agrium Inc.                   Com  00891610       219       3,100 sh         Sole                             3,100
Alexco Resource Corp.         Com  01535P10    12,271   3,561,300 sh         Sole       3,561,300
Allete Inc.                   Com  01852230         6         166 sh         Sole                               166
Allied Nevada Gold Corp.      Com  01934410        17       1,000 sh         Sole           1,000
American Oriental Bioengineer Com  02873110       820     201,100 sh         Sole         201,100
Angiotech Pharmaceuticals Inc Com  03491810        28      25,000 sh         Sole                            25,000
Apple Computer Inc.           Com  03783310        85         360 sh         Sole                               360
Archer-Daniels-Midland Compan Com  03948310       231       8,000 sh         Sole           8,000
Aurizon Mines Ltd.            Com  05155P10     5,528   1,174,700 sh         Sole       1,173,600             1,100
Baidu Inc.                    Com  05675210       119         200 sh         Sole             200
Banro Corp.                   Com  06680010     3,696   1,730,000 sh         Sole       1,730,000
Barrick Gold Corp.            Com  06790110    22,257     580,150 sh         Sole         579,200               950
Baytex Energy Trust           Com  07317610       210       6,200 sh         Sole                             6,200
BCE Inc.                      Com  05534B76        10         347 sh         Sole                               347
Blue Coat Systems, Inc.       Com  09534T50     3,723     120,000 sh         Sole         120,000
Brookfield Asset Management I Com  11258510        33       1,282 sh         Sole                             1,282
Brookfield Infrastructure Par Com  G1625210         1          51 sh         Sole                                51
Cal-Maine Foods Inc.          Com  12803020     5,850     172,400 sh         Sole         172,400
Canadian Natural Resources Lt Com  13638510       102       1,372 sh         Sole                             1,372
Capital Gold Corporation      Com  14018Y20    25,960   7,534,250 sh         Sole       7,534,250
Caribou Coffee Company        Com  14204220       959     145,000 sh         Sole         145,000
Central GoldTrust             Com  15354610     4,415     100,000 sh         Sole                           100,000
CERADYNE Inc                  Com  15671010        51       2,250 sh         Sole                             2,250
CGI Group Inc.                Com  39945C10        74       4,930 sh         Sole                             4,930
Claude Resources Inc          Com  18287310     5,599   5,315,200 sh         Sole       5,315,200
Coeur d'Alene Mines Corporati Com  19210850        39       2,634 sh         Sole                             2,634
Compania De Minas Buenaventur Com  20444810        84       2,700 sh         Sole           2,700
Consumer Staples Select Secto Com  81369Y30     1,189      42,600 sh         Sole          42,600
DaVita Inc.                   Com  23918K10       190       3,000 sh         Sole           3,000
Delta Petroleum Corp.         Com  24790720         0         175 sh         Sole                               175
Denison Mines Inc.            Com  24835610        22      15,000 sh         Sole                            15,000
Discovery Communications Inc. Com  25470F10       338      10,000 sh         Sole          10,000
DragonWave Inc.               Com  26144M10     6,046     654,000 sh         Sole         641,000            13,000
Duoyuan Global Water Inc.     Com  26604310        19         700 sh         Sole             700
Eldorado Gold Corporation     Com  28490210     9,565     788,000 sh         Sole         738,000            50,000
Exeter Resource Corporation   Com  30183510    26,788   4,388,900 sh         Sole       4,388,900
EXFO Inc                      Com  30204610       793     126,800 sh         Sole         126,800
Express Scripts Inc.          Com  30218210       163       1,600 sh         Sole           1,600
F5 Networks Inc.              Com  31561610     3,264      53,000 sh         Sole          53,000
Flexible Solutions Internatio Com  33938T10       580     351,938 sh         Sole         351,938
Forest Oil Corporation        Com  34609170     1,040      40,300 sh         Sole          40,300
Freeport-McMoRan Copper & Gol Com  35671D85       125       1,500 sh         Sole           1,500
Fronteer Development Group In Com  35903Q10       949     185,000 sh         Sole         185,000
Gamestop Corp.                Com  36467W10       657      30,000 sh         Sole          30,000
Gold Fields Ltd.              Com  38059T10    13,882   1,100,000 sh         Sole       1,000,000           100,000
Goldcorp Inc.                 Com  38095640       931      25,004 sh         Sole                            25,004
Golden Star Resources Ltd     Com  38119T10     9,987   2,607,800 sh         Sole       2,607,800
Gran Tierra Energy Inc        Com  38500T10    10,860   1,840,730 sh         Sole       1,800,730            40,000
Gulf Resources Inc.           Com  40251W30     2,321     200,000 sh         Sole         200,000
Harry Winston Diamond Corpora Com  41587B10         2         200 sh         Sole                               200
Heckmann Corp                 Com  42268010       296      51,000 sh         Sole          51,000
Hecla Mining Company          Com  42270410     2,910     532,300 sh         Sole         532,300
IAMGold Corporation           Com  45091310    14,728   1,108,193 sh         Sole       1,030,700            77,493
IESI-BFC Ltd                  Com  44951D10     1,098      63,500 sh         Sole          63,500
Imperial Oil Limited          Com  45303840       189       4,900 sh         Sole           4,900
IncrediMail Ltd               Com  M5364E10       646     100,000 sh         Sole         100,000
Integrated Silicon Solution I Com  45812P10     1,476     140,000 sh         Sole         140,000
International Tower Hill Mine Com  46051L10     2,430     419,000 sh         Sole         419,000
Ishares Silver Trust          Com  46428Q10     4,488     262,000 sh         Sole         262,000
J&J Snack Foods Corp.         Com  46603210       434      10,000 sh         Sole          10,000
Jacobs Engineering Group Inc  Com  46981410       226       5,000 sh         Sole           5,000
Jaguar Mining Inc.            Com  47009M10    20,198   2,194,300 sh         Sole       2,194,300
Johnson & Johnson             Com  47816010       358       5,500 sh         Sole           5,500
Keegan Resources Inc          Com  48727510     9,586   1,599,000 sh         Sole       1,599,000
Kimber Resources Inc.         Com  49435N10     6,143   6,178,598 sh         Sole       6,178,598
Kinross Gold Corporation      Com  49690240    11,056     646,574 sh         Sole         611,575            34,999
Kodiak Oil & Gas Corp.        Com  50015Q10     3,549   1,041,260 sh         Sole       1,041,260
Kraft Foods Inc. - Class A    Com  50075N10     1,018      33,700 sh         Sole          33,700
Lincoln Education Services    Com  53353510       379      15,000 sh         Sole          15,000
Mag Silver Corp.              Com  55903Q10    23,412   3,088,579 sh         Sole       3,088,579
Marathon Oil Corp             Com  56584910        25         800 sh         Sole             800
Mattel Inc.                   Com  57708110       341      15,000 sh         Sole          15,000
McDermott International Inc.  Com  58003710       108       4,000 sh         Sole           4,000
McMoran Exploration Co.       Com  58241110     2,339     160,000 sh         Sole         160,000
Metalline Mining Co.          Com  59125710       400     400,000 sh         Sole         400,000
Methanex Corporation          Com  59151K10     1,138      47,000 sh         Sole          47,000
Micron Technology Inc.        Com  59511210     1,917     185,000 sh         Sole         185,000
Midway Gold Corp              Com  59815310       195     300,000 sh         Sole         200,000           100,000
Minco Gold Corporation        Com  60254D10     3,895   3,410,880 sh         Sole       3,410,880
Mines Management Inc.         Com  60343210       262      98,400 sh         Sole          98,400
Mosaic Company                Com  61945A10        43         700 sh         Sole             700
Motorola, Inc.                Com  62007610     1,271     181,100 sh         Sole         181,100
Net 1 UEPS Technologies Inc.  Com  64107N20       312      17,000 sh         Sole          17,000
NetEase.com, Inc.             Com  64110W10       117       3,300 sh         Sole           3,300
Netflix, Inc.                 Com  64110L10       442       6,000 sh         Sole           6,000
Nevsun Resources Ltd          Com  64156L10     6,605   2,221,800 sh         Sole       2,221,800
New Gold Inc.                 Com  64453510       409      95,120 sh         Sole          95,120
NIVS Intellimedia Techonology Com  62914U10       192      50,000 sh         Sole          50,000
North American Palladium Ltd. Com  65691210       328      80,563 sh         Sole          80,563
Northgate Minerals Corporatio Com  66641610       901     300,000 sh         Sole         300,000
Oilsands Quest Inc.           Com  67804610     8,541  11,560,561 sh         Sole      11,560,561
Open Text Corp                Com  68371510     2,372      50,000 sh         Sole          50,000
Pan American Silver Corp.     Com  69790010        13         573 sh         Sole             573
Pearson PLC                   Com  70501510       470      30,000 sh         Sole          30,000
Penn West Energy Trust        Com  70788510       212      10,000 sh         Sole          10,000
Perfect World Co Ltd          Com  71372U10       374      10,000 sh         Sole          10,000
Perrigo Company               Com  71429010        35         600 sh         Sole                               600
Petrohawk Energy Corporation  Com  71649510     1,538      75,900 sh         Sole          75,900
Petroleo Brasileiro S.A.      Com  71654V40       178       4,000 sh         Sole           4,000
Potash Corp of Sask Inc       Com  73755L10       155       1,300 sh         Sole           1,300
PowerSecure International Inc Com  73936N10     1,105     140,252 sh         Sole         140,252
Precision Drilling Trust      Com  74021510     1,232     160,000 sh         Sole         160,000
Randgold Resources Limited    Com  75234430       346       4,500 sh         Sole           4,500
Raytheon Company              Com  75511150       388       6,800 sh         Sole           6,800
RC2 Corp                      Com  74938810       150      10,000 sh         Sole          10,000
Rovi Corp                     Com  77937610     1,744      47,000 sh         Sole          47,000
SanDisk Corporation           Com  80004C10     2,942      85,000 sh         Sole          85,000
Schlumberger Ltd.             Com  80685710        13         200 sh         Sole             200
Seneca Foods Corporation      Com  81707050     3,711     127,500 sh         Sole         127,500
Ship Finance International Lt Com  G8107510        53       3,000 sh         Sole                             3,000
Silver Wheaton Corp.          Com  82833610    46,919   2,988,100 sh         Sole       2,988,100
Solitario Exploration & Royal Com  8342EP10     6,073   2,937,640 sh         Sole       2,685,740           251,900
SPDR Gold Trust               Com  78463V10     4,663      42,800 sh         Sole          39,000             3,800
Sprott Physical Gold Trust    Com  85207H10    79,983   8,087,280 sh         Sole                         8,087,280
Stryker Corp.                 Com  86366710       212       3,700 sh         Sole           3,700
Suncor Energy Inc.            Com  86722410     4,148     127,572 sh         Sole         109,940            17,632
SunOpta Inc.                  Com  8676EP10        16       3,900 sh         Sole           3,900
Synopsys, Inc.                Com  87160710       447      20,000 sh         Sole          20,000
Talisman Energy Inc.          Com  87425E10       863      50,450 sh         Sole          46,600             3,850
Tenet Healthcare Corp         Com  88033G10        75      13,160 sh         Sole                            13,160
Teva Pharmaceutical Industrie Com  88162420        74       1,180 sh         Sole                             1,180
The Travellers Companies Inc. Com  89417E10         3          56 sh         Sole                                56
Thermo Fisher Scientific Inc. Com  88355610        98       1,900 sh         Sole           1,900
Thompson Creek Metals Company Com  88476810       743      55,000 sh         Sole          55,000
Tim Hortons Inc.              Com  88706M10       342      10,500 sh         Sole          10,500
Titanium Metals Corporation   Com  88833920       895      54,000 sh         Sole          54,000
Turkcell Iletisim Hizmetleri  Com  90011120       160      10,600 sh         Sole          10,600
U.S. Energy Corp.             Com  91180510     9,019   1,514,098 sh         Sole       1,514,098
U.S. Gold Corp.               Com  91202320       902     331,947 sh         Sole         331,947
Ur-Energy Inc                 Com  91688R10        33      40,000 sh         Sole          40,000
ValueVision Media Inc. CL A   Com  92047K10       664     200,000 sh         Sole         200,000
Westport Innovations Inc.     Com  96090830       526      32,000 sh         Sole          32,000
Wimm-Bill-Dann Foods          Com  97263M10       128       5,700 sh         Sole           5,700
Xyratex Ltd.                  Com  G9826810     2,893     171,000 sh         Sole         171,000
Yamana Gold Inc.              Com  98462Y10    12,559   1,269,405 sh         Sole       1,161,800           107,605


                          136                 508,474  88,904,180                      79,788,504       0 9,115,676

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